Segment Data - Disclosure on Geographic Areas, Long-Lived Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 2,060.4	$ 1,872.5
United States [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,265.1	1,101.8
International [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 795.3	$ 770.7